Fund summaries
Putnam Absolute Return 100 Fund
Putnam Absolute Return 100 Fund
Goal
Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Absolute Return 100 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none		0.75%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	0.30%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Absolute Return 100 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees		0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total annual fund operating expenses		0.97%	1.17%	1.72%	1.02%	1.22%	0.72%
Expense reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total annual fund operating expenses after expense reimbursement		0.67%	0.87%	1.42%	0.72%	0.92%	0.42%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Absolute Return 100 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	168	189	245	148	94	43
3 years	376	342	513	368	358	200
5 years	602	615	905	605	641	371
10 years	1,251	1,338	2,005	1,286	1,451	866

Expense Example, No Redemption Putnam Absolute Return 100 Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	89	145
3 years	342	513
5 years	615	905
10 years	1,338	2,005

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 186%.
Investments

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of lower exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q4 2009 1.31% Worst calendar quarter Q3 2011 -2.22%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Absolute Return 100 Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(2.85%)	0.74%	Dec 23, 2008
before taxes Class B	Class B	before taxes		(3.14%)	0.69%	Dec 23, 2008
before taxes Class C	Class C	before taxes		(3.62%)	0.32%	Dec 23, 2008
before taxes Class M	Class M	before taxes		(2.80%)	0.71%	Dec 23, 2008
before taxes Class R	Class R	before taxes		(2.23%)	0.79%	Dec 23, 2008
before taxes Class Y	Class Y	before taxes		(1.76%)	1.31%	Dec 23, 2008
after taxes on distributions Class A	Class A	after taxes on distributions		(3.37%)	0.33%	Dec 23, 2008
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(1.85%)	0.42%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index		BofA Merrill Lynch U.S. Treasury Bill Index	(no deduction for fees, expenses or taxes)	0.14%	0.22%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points		BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points	(no deduction for fees, expenses or taxes)	1.14%	1.22%	Dec 23, 2008
S&P 500 Index		S&P 500 Index	(no deduction for fees, expenses or taxes)	2.11%	15.77%	Dec 23, 2008
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees, expenses or taxes)	7.84%	6.81%	Dec 23, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam Absolute Return 300 Fund
Putnam Absolute Return 300 Fund
Goal
Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Absolute Return 300 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00%		none		none		0.75%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	1.00%	[2]	1.00%	[3]	0.30%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over two years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Absolute Return 300 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and service (12b-1) fees		0.25%	0.45%	1.00%	0.30%	0.50%
Other expenses		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses		1.05%	1.25%	1.80%	1.10%	1.30%	0.80%
Expense reimbursement	[2]	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total annual fund operating expenses after expense reimbursement		0.87%	1.07%	1.62%	0.92%	1.12%	0.62%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Absolute Return 300 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	188	209	265	168	114	63
3 years	413	379	549	404	394	237
5 years	656	669	958	659	696	426
10 years	1,354	1,440	2,101	1,389	1,552	973

Expense Example, No Redemption Putnam Absolute Return 300 Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	109	165
3 years	379	549
5 years	669	958
10 years	1,440	2,101

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 188%.
Investments

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009 2.63% Worst calendar quarter Q3 2011 -4.09%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Absolute Return 300 Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(5.34%)	1.85%	Dec 23, 2008
before taxes Class B	Class B	before taxes		(5.53%)	1.79%	Dec 23, 2008
before taxes Class C	Class C	before taxes		(5.97%)	1.43%	Dec 23, 2008
before taxes Class M	Class M	before taxes		(5.07%)	1.81%	Dec 23, 2008
before taxes Class R	Class R	before taxes		(4.62%)	1.90%	Dec 23, 2008
before taxes Class Y	Class Y	before taxes		(4.12%)	2.42%	Dec 23, 2008
after taxes on distributions Class A	Class A	after taxes on distributions		(5.68%)	1.24%	Dec 23, 2008
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(3.47%)	1.24%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index		BofA Merrill Lynch U.S. Treasury Bill Index	(no deduction for fees, expenses or taxes)	0.14%	0.22%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points		BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points	(no deduction for fees, expenses or taxes)	3.14%	3.22%	Dec 23, 2008
S&P 500 Index		S&P 500 Index	(no deduction for fees, expenses or taxes)	2.11%	15.77%	Dec 23, 2008
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees, expenses or taxes)	7.84%	6.81%	Dec 23, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam Absolute Return 500 Fund
Putnam Absolute Return 500 Fund
Goal
Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Absolute Return 500 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Absolute Return 500 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total annual fund operating expenses		1.29%	2.04%	2.04%	1.79%	1.54%	1.04%
Expense reimbursement	[2]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total annual fund operating expenses after expense reimbursement		1.17%	1.92%	1.92%	1.67%	1.42%	0.92%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Absolute Return 500 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	687	695	295	514	145	94
3 years	949	928	628	882	475	319
5 years	1,231	1,287	1,087	1,275	828	562
10 years	2,032	2,167	2,359	2,372	1,824	1,260

Expense Example, No Redemption Putnam Absolute Return 500 Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	195	195
3 years	628	628
5 years	1,087	1,087
10 years	2,167	2,359

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.
Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of lower exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009 4.36% Worst calendar quarter Q3 2011 -4.83%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Absolute Return 500 Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(5.18%)	2.27%	Dec 23, 2008
before taxes Class B	Class B	before taxes		(4.99%)	2.58%	Dec 23, 2008
before taxes Class C	Class C	before taxes		(1.04%)	3.54%	Dec 23, 2008
before taxes Class M	Class M	before taxes		(3.35%)	2.57%	Dec 23, 2008
before taxes Class R	Class R	before taxes		0.39%	4.04%	Dec 23, 2008
before taxes Class Y	Class Y	before taxes		0.94%	4.57%	Dec 23, 2008
after taxes on distributions Class A	Class A	after taxes on distributions		(6.09%)	1.48%	Dec 23, 2008
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(3.28%)	1.51%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index		BofA Merrill Lynch U.S. Treasury Bill Index	(no deduction for fees, expenses or taxes)	0.14%	0.22%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points		BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points	(no deduction for fees, expenses or taxes)	5.14%	5.22%	Dec 23, 2008
S&P 500 Index		S&P 500 Index	(no deduction for fees, expenses or taxes)	2.11%	15.77%	Dec 23, 2008
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees, expenses or taxes)	7.84%	6.81%	Dec 23, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Putnam Absolute Return 700 Fund
Putnam Absolute Return 700 Fund
Goal
Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Absolute Return 700 Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Absolute Return 700 Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total annual fund operating expenses		1.45%	2.20%	2.20%	1.95%	1.70%	1.20%
Expense reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total annual fund operating expenses after expense reimbursement		1.37%	2.12%	2.12%	1.87%	1.62%	1.12%
[1]	Management fees are subject to a performance adjustment.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Absolute Return 700 Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	706	715	315	533	165	114
3 years	1,000	980	680	933	528	373
5 years	1,314	1,372	1,172	1,358	915	652
10 years	2,204	2,338	2,528	2,539	2,002	1,447

Expense Example, No Redemption Putnam Absolute Return 700 Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	215	215
3 years	680	680
5 years	1,172	1,172
10 years	2,338	2,528

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 174%.
Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2009 5.92% Worst calendar quarter Q3 2011 -5.81%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Absolute Return 700 Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(5.30%)	3.89%	Dec 23, 2008
before taxes Class B	Class B	before taxes		(5.09%)	4.23%	Dec 23, 2008
before taxes Class C	Class C	before taxes		(1.20%)	5.17%	Dec 23, 2008
before taxes Class M	Class M	before taxes		(3.53%)	4.09%	Dec 23, 2008
before taxes Class R	Class R	before taxes		0.18%	5.57%	Dec 23, 2008
before taxes Class Y	Class Y	before taxes		0.76%	6.17%	Dec 23, 2008
after taxes on distributions Class A	Class A	after taxes on distributions		(6.48%)	2.88%	Dec 23, 2008
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(3.35%)	2.77%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index		BofA Merrill Lynch U.S. Treasury Bill Index	(no deduction for fees, expenses or taxes)	0.14%	0.22%	Dec 23, 2008
BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points		BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points	(no deduction for fees, expenses or taxes)	7.14%	7.22%	Dec 23, 2008
S&P 500 Index		S&P 500 Index	(no deduction for fees, expenses or taxes)	2.11%	15.77%	Dec 23, 2008
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(no deduction for fees, expenses or taxes)	7.84%	6.81%	Dec 23, 2008

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Fund summaries
Putnam Global Sector Fund
Fund summary
Goal
Putnam Global Sector Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Sector Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Global Sector Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[1]	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Acquired fund operating expenses		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Total annual fund operating expenses		2.91%	3.66%	3.66%	3.41%	3.16%	2.66%
Expense reimbursement	[2]	(1.56%)	(1.56%)	(1.56%)	(1.56%)	(1.56%)	(1.56%)
Total annual fund operating expenses after expense reimbursement		1.35%	2.10%	2.10%	1.85%	1.60%	1.10%
[1]	Other expenses have been restated to reflect current fees.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 2/28/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Global Sector Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	705	713	313	531	163	112
3 years	1,285	1,276	976	1,221	828	678
5 years	1,890	1,960	1,760	1,933	1,519	1,270
10 years	3,517	3,647	3,814	3,814	3,359	2,877

Expense Example, No Redemption Putnam Global Sector Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	213	213
3 years	976	976
5 years	1,760	1,760
10 years	3,647	3,814

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.
Investments

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/11:

	Approximate		Approximate
	allocation as		allocation as
Underlying fund	of 12/31/11	Underlying fund	of 12/31/11

Putnam Global Consumer		Putnam Global Natural
Fund	21.09%	Resources Fund	18.21%

Putnam Global Financials		Putnam Global
Fund	18.28%	Technology Fund	12.23%

Putnam Global Health Care		Putnam Global
Fund	10.20%	Telecommunications Fund	4.71%

Putnam Global Industrials		Putnam Global
Fund	10.71%	Utilities Fund	4.28%
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We may also invest in money market instruments or an affiliated money market fund for cash management.

Risks

It is important to understand that you can lose money by investing in the fund.

Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments can be illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter investments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q4 2011 9.18% Worst calendar quarter Q3 2011 -20.98%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Global Sector Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		(14.96%)	(3.96%)	Mar 31, 2010
before taxes Class B	Class B	before taxes		(14.78%)	(3.51%)	Mar 31, 2010
before taxes Class C	Class C	before taxes		(11.30%)	(1.38%)	Mar 31, 2010
before taxes Class M	Class M	before taxes		(13.31%)	(3.08%)	Mar 31, 2010
before taxes Class R	Class R	before taxes		(9.97%)	(0.89%)	Mar 31, 2010
before taxes Class Y	Class Y	before taxes		(9.57%)	(0.40%)	Mar 31, 2010
after taxes on distributions Class A	Class A	after taxes on distributions		(15.98%)	(4.95%)	Mar 31, 2010
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(9.00%)	(3.63%)	Mar 31, 2010
MSCI World Index (ND)		MSCI World Index (ND)	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)	(5.54%)	1.28%	Mar 31, 2010

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries
Putnam Absolute Return 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Absolute Return 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 186%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of lower exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q4 2009 1.31% Worst calendar quarter Q3 2011 -2.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam Absolute Return 100 Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.67%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	376
5 years	rr_ExpenseExampleYear05	602
10 years	rr_ExpenseExampleYear10	1,251
Annual total returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	4.04%
2010	rr_AnnualReturn2010	1.16%
2011	rr_AnnualReturn2011	(1.91%)
Putnam Absolute Return 100 Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	189
3 years	rr_ExpenseExampleYear03	342
5 years	rr_ExpenseExampleYear05	615
10 years	rr_ExpenseExampleYear10	1,338
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	342
5 years	rr_ExpenseExampleNoRedemptionYear05	615
10 years	rr_ExpenseExampleNoRedemptionYear10	1,338
Putnam Absolute Return 100 Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	245
3 years	rr_ExpenseExampleYear03	513
5 years	rr_ExpenseExampleYear05	905
10 years	rr_ExpenseExampleYear10	2,005
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	145
3 years	rr_ExpenseExampleNoRedemptionYear03	513
5 years	rr_ExpenseExampleNoRedemptionYear05	905
10 years	rr_ExpenseExampleNoRedemptionYear10	2,005
Putnam Absolute Return 100 Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.30%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	148
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	605
10 years	rr_ExpenseExampleYear10	1,286
Putnam Absolute Return 100 Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	641
10 years	rr_ExpenseExampleYear10	1,451
Putnam Absolute Return 100 Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	200
5 years	rr_ExpenseExampleYear05	371
10 years	rr_ExpenseExampleYear10	866
Putnam Absolute Return 100 Fund | before taxes | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.85%)
Since inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | before taxes | Class B
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.14%)
Since inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | before taxes | Class C
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.62%)
Since inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | before taxes | Class M
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.80%)
Since inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | before taxes | Class R
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(2.23%)
Since inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | before taxes | Class Y
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(1.76%)
Since inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | after taxes on distributions | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(3.37%)
Since inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | after taxes on distributions and sale of fund shares | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(1.85%)
Since inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | BofA Merrill Lynch U.S. Treasury Bill Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.14%
Since inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.14%
Since inception	rr_AverageAnnualReturnSinceInception	1.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	15.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 100 Fund | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Absolute Return 300 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 188%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	188.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q3 2009 2.63% Worst calendar quarter Q3 2011 -4.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam Absolute Return 300 Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	188
3 years	rr_ExpenseExampleYear03	413
5 years	rr_ExpenseExampleYear05	656
10 years	rr_ExpenseExampleYear10	1,354
Annual total returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	8.23%
2010	rr_AnnualReturn2010	3.10%
2011	rr_AnnualReturn2011	(4.37%)
Putnam Absolute Return 300 Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.07%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	209
3 years	rr_ExpenseExampleYear03	379
5 years	rr_ExpenseExampleYear05	669
10 years	rr_ExpenseExampleYear10	1,440
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	379
5 years	rr_ExpenseExampleNoRedemptionYear05	669
10 years	rr_ExpenseExampleNoRedemptionYear10	1,440
Putnam Absolute Return 300 Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	265
3 years	rr_ExpenseExampleYear03	549
5 years	rr_ExpenseExampleYear05	958
10 years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	165
3 years	rr_ExpenseExampleNoRedemptionYear03	549
5 years	rr_ExpenseExampleNoRedemptionYear05	958
10 years	rr_ExpenseExampleNoRedemptionYear10	2,101
Putnam Absolute Return 300 Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.30%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	168
3 years	rr_ExpenseExampleYear03	404
5 years	rr_ExpenseExampleYear05	659
10 years	rr_ExpenseExampleYear10	1,389
Putnam Absolute Return 300 Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	696
10 years	rr_ExpenseExampleYear10	1,552
Putnam Absolute Return 300 Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	426
10 years	rr_ExpenseExampleYear10	973
Putnam Absolute Return 300 Fund | before taxes | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.34%)
Since inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | before taxes | Class B
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.53%)
Since inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | before taxes | Class C
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.97%)
Since inception	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | before taxes | Class M
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.07%)
Since inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | before taxes | Class R
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(4.62%)
Since inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | before taxes | Class Y
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(4.12%)
Since inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | after taxes on distributions | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(5.68%)
Since inception	rr_AverageAnnualReturnSinceInception	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | after taxes on distributions and sale of fund shares | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(3.47%)
Since inception	rr_AverageAnnualReturnSinceInception	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | BofA Merrill Lynch U.S. Treasury Bill Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.14%
Since inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	3.14%
Since inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	15.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 300 Fund | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Absolute Return 500 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 144%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of lower exposure to the asset classes and strategies mentioned above.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q3 2009 4.36% Worst calendar quarter Q3 2011 -4.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.83%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam Absolute Return 500 Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.17%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	949
5 years	rr_ExpenseExampleYear05	1,231
10 years	rr_ExpenseExampleYear10	2,032
Annual total returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	9.92%
2010	rr_AnnualReturn2010	2.68%
2011	rr_AnnualReturn2011	0.61%
Putnam Absolute Return 500 Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	928
5 years	rr_ExpenseExampleYear05	1,287
10 years	rr_ExpenseExampleYear10	2,167
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	628
5 years	rr_ExpenseExampleNoRedemptionYear05	1,087
10 years	rr_ExpenseExampleNoRedemptionYear10	2,167
Putnam Absolute Return 500 Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	295
3 years	rr_ExpenseExampleYear03	628
5 years	rr_ExpenseExampleYear05	1,087
10 years	rr_ExpenseExampleYear10	2,359
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	628
5 years	rr_ExpenseExampleNoRedemptionYear05	1,087
10 years	rr_ExpenseExampleNoRedemptionYear10	2,359
Putnam Absolute Return 500 Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	514
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,275
10 years	rr_ExpenseExampleYear10	2,372
Putnam Absolute Return 500 Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.42%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	145
3 years	rr_ExpenseExampleYear03	475
5 years	rr_ExpenseExampleYear05	828
10 years	rr_ExpenseExampleYear10	1,824
Putnam Absolute Return 500 Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.74%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	319
5 years	rr_ExpenseExampleYear05	562
10 years	rr_ExpenseExampleYear10	1,260
Putnam Absolute Return 500 Fund | before taxes | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.18%)
Since inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | before taxes | Class B
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(4.99%)
Since inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | before taxes | Class C
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(1.04%)
Since inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | before taxes | Class M
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.35%)
Since inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | before taxes | Class R
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.39%
Since inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | before taxes | Class Y
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.94%
Since inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | after taxes on distributions | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(6.09%)
Since inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | after taxes on distributions and sale of fund shares | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(3.28%)
Since inception	rr_AverageAnnualReturnSinceInception	1.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | BofA Merrill Lynch U.S. Treasury Bill Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.14%
Since inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.14%
Since inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	15.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 500 Fund | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Absolute Return 700 Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 174%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund is one of four Putnam Absolute Return Funds designed for investors seeking a positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q3 2009 5.92% Worst calendar quarter Q3 2011 -5.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.81%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays Capital U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.
Putnam Absolute Return 700 Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	706
3 years	rr_ExpenseExampleYear03	1,000
5 years	rr_ExpenseExampleYear05	1,314
10 years	rr_ExpenseExampleYear10	2,204
Annual total returns	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	14.42%
2010	rr_AnnualReturn2010	3.54%
2011	rr_AnnualReturn2011	0.51%
Putnam Absolute Return 700 Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.12%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	715
3 years	rr_ExpenseExampleYear03	980
5 years	rr_ExpenseExampleYear05	1,372
10 years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	215
3 years	rr_ExpenseExampleNoRedemptionYear03	680
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	2,338
Putnam Absolute Return 700 Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.12%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	315
3 years	rr_ExpenseExampleYear03	680
5 years	rr_ExpenseExampleYear05	1,172
10 years	rr_ExpenseExampleYear10	2,528
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	215
3 years	rr_ExpenseExampleNoRedemptionYear03	680
5 years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 years	rr_ExpenseExampleNoRedemptionYear10	2,528
Putnam Absolute Return 700 Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	533
3 years	rr_ExpenseExampleYear03	933
5 years	rr_ExpenseExampleYear05	1,358
10 years	rr_ExpenseExampleYear10	2,539
Putnam Absolute Return 700 Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	165
3 years	rr_ExpenseExampleYear03	528
5 years	rr_ExpenseExampleYear05	915
10 years	rr_ExpenseExampleYear10	2,002
Putnam Absolute Return 700 Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.90%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	373
5 years	rr_ExpenseExampleYear05	652
10 years	rr_ExpenseExampleYear10	1,447
Putnam Absolute Return 700 Fund | before taxes | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.30%)
Since inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | before taxes | Class B
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(5.09%)
Since inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | before taxes | Class C
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(1.20%)
Since inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | before taxes | Class M
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(3.53%)
Since inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | before taxes | Class R
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.18%
Since inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | before taxes | Class Y
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	0.76%
Since inception	rr_AverageAnnualReturnSinceInception	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | after taxes on distributions | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(6.48%)
Since inception	rr_AverageAnnualReturnSinceInception	2.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | after taxes on distributions and sale of fund shares | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(3.35%)
Since inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | BofA Merrill Lynch U.S. Treasury Bill Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.14%
Since inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.14%
Since inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
Since inception	rr_AverageAnnualReturnSinceInception	15.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Absolute Return 700 Fund | Barclays Capital U.S. Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
Since inception	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 23, 2008
Putnam Global Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Sector Fund seeks capital appreciation.
Fees and expenses	pft1005942_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pft1005942_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/28/2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Portfolio turnover	pft1005942_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.

We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/11:

	Approximate		Approximate
	allocation as		allocation as
Underlying fund	of 12/31/11	Underlying fund	of 12/31/11

Putnam Global Consumer		Putnam Global Natural
Fund	21.09%	Resources Fund	18.21%

Putnam Global Financials		Putnam Global
Fund	18.28%	Technology Fund	12.23%

Putnam Global Health Care		Putnam Global
Fund	10.20%	Telecommunications Fund	4.71%

Putnam Global Industrials		Putnam Global
Fund	10.71%	Utilities Fund	4.28%

We may also invest in money market instruments or an affiliated money market fund for cash management.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments can be illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter investments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest in fewer issuers than a “diversified fund,” can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pft1005942_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q4 2011 9.18% Worst calendar quarter Q3 2011 -20.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Global Sector Fund | Class A
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.91%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	705
3 years	rr_ExpenseExampleYear03	1,285
5 years	rr_ExpenseExampleYear05	1,890
10 years	rr_ExpenseExampleYear10	3,517
Annual total returns	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(9.80%)
Putnam Global Sector Fund | Class B
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.66%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	713
3 years	rr_ExpenseExampleYear03	1,276
5 years	rr_ExpenseExampleYear05	1,960
10 years	rr_ExpenseExampleYear10	3,647
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	976
5 years	rr_ExpenseExampleNoRedemptionYear05	1,760
10 years	rr_ExpenseExampleNoRedemptionYear10	3,647
Putnam Global Sector Fund | Class C
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.66%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	313
3 years	rr_ExpenseExampleYear03	976
5 years	rr_ExpenseExampleYear05	1,760
10 years	rr_ExpenseExampleYear10	3,814
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	213
3 years	rr_ExpenseExampleNoRedemptionYear03	976
5 years	rr_ExpenseExampleNoRedemptionYear05	1,760
10 years	rr_ExpenseExampleNoRedemptionYear10	3,814
Putnam Global Sector Fund | Class M
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.41%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	531
3 years	rr_ExpenseExampleYear03	1,221
5 years	rr_ExpenseExampleYear05	1,933
10 years	rr_ExpenseExampleYear10	3,814
Putnam Global Sector Fund | Class R
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.16%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	828
5 years	rr_ExpenseExampleYear05	1,519
10 years	rr_ExpenseExampleYear10	3,359
Putnam Global Sector Fund | Class Y
Shareholder fees	rr_ShareholderFeesAbstract
Share class	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of total redemption proceeds)	rr_RedemptionFeeOverRedemption	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	1.56%	[7]
Acquired fund operating expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.66%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	678
5 years	rr_ExpenseExampleYear05	1,270
10 years	rr_ExpenseExampleYear10	2,877
Putnam Global Sector Fund | before taxes | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(14.96%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | before taxes | Class B
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(14.78%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | before taxes | Class C
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(11.30%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | before taxes | Class M
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(13.31%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | before taxes | Class R
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(9.97%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | before taxes | Class Y
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	(9.57%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | after taxes on distributions | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	(15.98%)
Since inception	rr_AverageAnnualReturnSinceInception	(4.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | after taxes on distributions and sale of fund shares | Class A
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	(9.00%)
Since inception	rr_AverageAnnualReturnSinceInception	(3.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
Putnam Global Sector Fund | MSCI World Index (ND)
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (ND)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)
1 year	rr_AverageAnnualReturnYear01	(5.54%)
Since inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over two years.
[5]	This charge is eliminated after one year.
[6]	This charge is phased out over six years.
[7]	Other expenses have been restated to reflect current fees.
[8]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 2/28/2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.